As filed with the Securities and Exchange Commission on January 8, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10495

Fort Pitt Capital Funds
(Exact name of registrant as specified in charter)

680 Andersen Drive, Foster Plaza Ten, Pittsburgh, Pennsylvania 15220
(Address of principal executive offices) (Zip code)

Douglas W. Kreps, 680 Andersen Drive, Foster Plaza Ten, Pittsburgh, Pennsylvania 15220
(Name and address of agent for service)

866-688-8775
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2007

Item 1. Report to Stockholders.

Fort Pitt Capital Total Return Fund

Dear Fellow Shareholders,

As of October 31, 2007 the Net Asset Value (NAV) of the Fort Pitt Capital Total Return Fund was $17.53 per share. Total return for the year ended October 31, 2007 was 9.54 percent.  This compares with a total return of 15.28 percent for the Wilshire 5000 Index for the same period. For the five years ended October 31, 2007, the Fund returned 16.03 percent annualized, compared to 15.31 percent annualized for the Wilshire 5000. Since inception on December 31, 2001, the Fund has produced a total return of 12.29 percent annualized (96.63 percent cumulative), compared to 8.51 percent annualized (61.06 percent cumulative) for the Wilshire 5000. The total annual gross operating expense ratio for the fund is 1.81%. Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-688-8775. The Fund imposes a 2.00% redemption fee on shares held for less than six months. Performance data quoted does not reflect the redemption fee. If reflected, total returns would be reduced. Performance figures reflect fee waivers in effect and in the absence of fee waivers, total returns would be lower.

A year ago we said a key obstacle to a soft landing for the U.S. economy was a sick housing market. After twelve months of sub-prime meltdowns, home price declines and generalized mortgage angst, we can say for certain that housing is in a serious funk. The fate of the broader economy has yet to be determined, however. About half the weakness attributable to housing has thus far been offset by rising exports, resulting in subdued overall growth, but not (yet) a recession. Meanwhile the mortgage rot has spread to the commercial paper market, and shows signs of blackening consumer spending.

Can the U.S. economy avoid recession? As long as corporate balance sheets, hiring and capital spending continue to hold up, we don’t see why not. In some ways we’re seeing the reverse of the problems earlier in the decade. From 2001 to early 2003, an indefatigable consumer propped up an otherwise moribund economy laid low by a tech-bubble hangover. Today, strong exports and a generally healthy corporate countenance are working to counter a flagging consumer.

Our portfolio survived the first six months of the housing debacle quite readily, but the last six months have been more painful. Both Citigroup (NYSE – C) and CIT Group (NYSE – CIT) suffer from the mortgage flu, but recent injections of fresh capital should keep them from succumbing. Our lack of exposure in energy also continues to hurt relative performance. On the plus side, our mix of large industrial multinationals continued to generate good results, even as the domestic economy slowed.

Fort Pitt Capital Total Return Fund

Thanks for your continued support of our Fund.

Sincerely,

Charles A. Smith
Portfolio Manager

Mutual fund investing involves risk; principal loss is possible.

The opinions expressed are those of Charles A. Smith through the end of the period for this report, are subject to change, and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Fund holdings and/or sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. A complete list of the Fund’s holdings is available in this annual report.

The Wilshire 5000 is a capitalization weighted index of all U.S.-headquartered companies which provides the broadest measure of U.S. stock market performance. It is not possible to invest directly in an index.

Must be preceded or accompanied by a prospectus.

The Fort Pitt Capital Total Return Fund is distributed by Quasar Distributors, LLC (12/07)

Fort Pitt Capital Total Return Fund

Fort Pitt Capital Total Return Fund
Growth of a Hypothetical $10,000 Investment at October 31, 2007
vs.
Wilshire 5000 Total Market Index & S&P 500 Index

Average Annual Rate of Return
Periods ended October 31, 2007
	Past 1 Year	Past 3 Years	Past 5 Years	Since Inception
Fort Pitt Capital Total Return Fund	9.54%	13.62%	16.03%	12.29%
Wilshire 5000 Total Market Index	15.28%	14.19%	15.31%	8.51%
S&P 500 Index	14.56%	13.16%	13.88%	7.16%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end is available at www.fortpittcapital.com or may be obtained by calling 1-866-688-8775. Total return includes reinvestment of dividends and capital gains. The Fund imposes a 2.00% redemption fee on shares held for less than six months.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

The Wilshire 5000 is an unmanaged index commonly used to measure performance of U.S. stocks. The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

Fort Pitt Capital Total Return Fund

ALLOCATION OF PORTFOLIO NET ASSETS October 31, 2007

EXPENSE EXAMPLE October 31, 2007

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. The Example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2007 – October 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.
Additionally, you will be charged a transaction fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than six (6) months after purchase.  IRA accounts will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment funds as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying investment funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying investment funds are expected to vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Fort Pitt Capital Total Return Fund

EXPENSE EXAMPLE (Continued) October 31, 2007

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	5/1/07	10/31/07	5/1/07 – 10/31/07
Actual	$1,000.00	$1,020.40	$6.31
Hypothetical (5% return
before expenses)	1,000.00	1,018.95	6.31

*	Expenses are equal to the annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by
184/365.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS October 31, 2007

COMMON STOCKS – 86.2%	Shares	Value
Aerospace & Defense – 6.5%
The Boeing Company	15,200	$1,498,568
Honeywell International, Inc.	30,000	1,812,300
		3,310,868
Air Freight & Logistics – 1.6%
FedEx Corp.	8,000	826,720
Airlines – 1.7%
Alaska Air Group, Inc. *	35,000	889,000
Biotechnology – 1.1%
Amgen, Inc. *	9,200	534,612
Building Products – 0.0%
Trex Company, Inc. *	700	7,588
Capital Markets – 5.9%
Bank Of New York Mellon Corp.	30,000	1,465,500
The Charles Schwab Corporation	40,000	929,600
W.P. Stewart & Co., Ltd. +	95,800	620,784
		3,015,884
Commercial Banks – 3.5%
F.N.B. Corporation	48,700	809,394
PNC Financial Services Group	9,000	649,440
Sovereign Bancorp, Inc.	21,000	303,030
		1,761,864
Communications Equipment – 0.9%
Spectrum Control, Inc. *	27,399	470,441
Computers & Peripherals – 5.5%
Dell, Inc. *	18,000	550,800
EMC Corporation *	30,000	761,700
SanDisk Corporation *	33,100	1,469,640
		2,782,140
Diversified Financial Services – 4.5%
CIT Group, Inc.	34,000	1,198,160
Citigroup, Inc.	26,000	1,089,400
		2,287,560
Diversified Telecommunication Services – 11.6%
ALLTEL Corporation	5,600	398,440

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS (Continued) October 31, 2007

COMMON STOCKS – 86.2% (Continued)	Shares	Value
Diversified Telecommunication Services – 11.6% (Continued)
AT&T, Inc.	60,000	$2,507,400
North Pittsburgh Systems, Inc.	30,000	728,400
Telefonos de Mexico SA de CV – ADR	20,000	731,400
Verizon Communications, Inc.	30,000	1,382,100
Windstream Corporation	10,339	139,060
		5,886,800
Health Care Equipment & Supplies – 3.2%
Advanced Medical Optics, Inc. *	24,000	658,800
Medtronic, Inc.	20,400	967,776
		1,626,576
Industrial Conglomerates – 7.0%
General Electric Company	35,700	1,469,412
Loews Corporation	30,000	1,472,700
Matthews International Corporation – Class A	13,000	592,410
		3,534,522
Insurance – 4.7%
Arthur J. Gallagher & Co.	30,000	798,300
Erie Indemnity Company – Class A	15,000	853,500
The Hartford Financial Services Group, Inc.	7,500	727,725
		2,379,525
Machinery – 9.5%
Ingersoll-Rand Company – Class A +	25,000	1,258,750
ITT Industries, Inc.	16,000	1,070,720
Joy Global, Inc.	22,200	1,288,932
Parker Hannifin Corporation	15,000	1,205,550
		4,823,952
Media – 2.5%
Comcast Corporation – Class A *	60,000	1,263,000
Metals & Mining – 0.5%
Alcoa, Inc.	7,000	277,130
Oil & Gas – 1.0%
El Paso Corporation	30,000	529,800
Pharmaceuticals – 5.5%
Allergan, Inc.	20,000	1,351,600
Pfizer, Inc.	5,000	123,050

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS (Continued) October 31, 2007

COMMON STOCKS – 86.2% (Continued)	Shares	Value
Pharmaceuticals – 5.5% (Continued)
Wyeth	27,000	$1,313,010
		2,787,660
Road & Rail – 2.1%
Dollar Thrifty Automotive Group, Inc. *	31,700	1,093,650
Semiconductor & Semiconductor Equipment – 1.3%
Texas Instruments, Inc.	20,000	652,000
Software – 4.0%
CA Inc.	40,000	1,058,000
Microsoft Corporation	20,000	736,200
OPNET Technologies, Inc. *	20,000	245,800
		2,040,000
Textiles, Apparel & Luxury Goods – 2.1%
VF Corp.	12,150	1,058,629

TOTAL COMMON STOCKS
(Cost $31,137,004)		43,839,921

EXCHANGE TRADED FUND – 1.7%
iShares MSCI Japan Index Fund +	60,000	861,600
TOTAL EXCHANGE TRADED FUND
(Cost $743,483)		861,600
	Principal
SHORT TERM INVESTMENTS – 12.0%	Amount	Value
U.S. Treasury Bill – 10.4%
3.435%, 11/08/2007	$5,280,000	5,276,322
Variable Rate Demand Notes – 1.6%
Aim Liquid Assets, 4.80% **	820,492	820,492
TOTAL SHORT TERM INVESTMENTS
(Cost $6,096,814)		6,096,814
Total Investments – 99.9%
(Cost $37,977,301)		50,798,335
Other Assets in Excess of Liabilities – 0.1%		37,579
TOTAL NET ASSETS – 100.0%
		$50,835,914
* Non-income producing security.
+ U.S. Security of foreign company.
ADR American Depositary Receipt.
** Variable rate security. The rate listed is as of October 31, 2007.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

STATEMENT OF ASSETS AND LIABILITIES October 31, 2007

ASSETS
Investments, at market value (cost $37,977,301)	$50,798,335
Receivable for Fund shares sold	70,068
Dividends and interest receivable	50,543
Prepaid expenses and other assets	4,876
Total assets	50,923,822

LIABILITIES
Payable to Investment Advisor	23,692
Payable for Fund shares redeemed	5,200
Payable to Chief Compliance Officer	48
Accrued expenses and other liabilities	58,968
Total liabilities	87,908

NET ASSETS	$50,835,914

COMPONENTS OF NET ASSETS
Paid in Capital	$36,569,999
Undistributed net investment income	306,932
Accumulated undistributed net realized gain on investments	1,137,949
Net unrealized appreciation on investments	12,821,034
Total net assets	$50,835,914
Shares outstanding
(unlimited number of shares authorized, par value $0.01)	2,899,926
Net Asset Value, Redemption Price and Offering Price Per Share	$17.53

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

STATEMENT OF OPERATIONS For the year ended October 31, 2007

INVESTMENT INCOME

Income
Dividends *	$744,617
Interest	247,720
Total investment income	992,337

Expenses
Advisory fees (See Note 4)	475,007
Trustee & Officer fees	45,210
Transfer agent fees and expenses	55,821
Legal fees	46,903
Administration fees	41,997
Fund accounting fees	32,014
Registration fees	25,511
Insurance fees	16,820
Audit fees	15,823
Chief Compliance Officer fees	14,479
Shareholder reporting	12,021
Custody fees	9,472
Other	5,203
Total expenses before waiver and reimbursement of expense	796,281
Less: waiver of expenses and reimbursement from Advisor	(149,386)
Net expenses	646,895
Net investment income	345,442

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	1,151,596
Change in unrealized appreciation on investments	2,649,677
Net realized and unrealized gain on investments	3,801,273
Net increase in net assets resulting from operations	$4,146,715

* Net of foreign taxes withheld of $299.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	October 31, 2007	October 31, 2006
OPERATIONS
Net investment income	$345,442	$265,952
Net realized gain on investments	1,151,596	1,308,758
Change in unrealized appreciation on investments	2,649,677	3,350,539
Net increase in net assets
resulting from operations	4,146,715	4,925,249

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(297,696)	(123,177)
Net realized gains	(1,308,641)	(1,439,767)
Total distributions	(1,606,337)	(1,562,944)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	8,837,094	7,982,983
Proceeds from shares issued
in reinvestment of dividends	1,597,186	1,558,234
Cost of shares redeemed *	(3,976,455)	(2,853,163)
Net increase in net assets resulting
from capital share transactions	6,457,825	6,688,054

Total increase in net assets	8,998,203	10,050,359

NET ASSETS
Beginning of year	41,837,711	31,787,352

End of year	$50,835,914	$41,837,711

Undistributed net investment income	$306,815	$258,928

CHANGES IN SHARES OUTSTANDING
Shares sold	516,617	510,768
Shares issued in reinvestment of dividends	96,975	103,952
Shares redeemed	(232,911)	(181,446)
Net increase in Fund shares outstanding	380,681	433,274
Shares outstanding, beginning of year	2,519,245	2,085,971
Shares outstanding, end of year	2,899,926	2,519,245

* Net of redemption fees of $3,626 and $2,129, respectively.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each year:

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004	October 31, 2003
Net asset value,
beginning of year	$16.61	$15.24	$13.36	$11.98	$9.35
Income (loss) from
investment operations:
Net investment income	0.12	0.10	0.06	0.00#	0.00#
Net realized and unrealized
gain on investments	1.43	2.01	2.20	1.38	2.66
Total from
investment operations	1.55	2.11	2.26	1.38	2.66
Less dividends and distributions:
Dividends from
net investment income	(0.12)	(0.06)	—	(0.00)#	(0.03)
Distributions from
net realized gains	(0.51)	(0.68)	(0.38)	—	—
Total dividends
and distributions	(0.63)	(0.74)	(0.38)	(0.00)#	(0.03)
Redemption fees:	0.00#	0.00#	0.00#	0.00#	—
Net asset value, end of year	$17.53	$16.61	$15.24	$13.36	$11.98

Total return[1]	9.54%	14.38%	17.06%	11.56%	28.52%
Supplemental data and ratios:
Net assets, end of year	$50,835,914	$41,837,711	$31,787,352	$22,800,725	$16,619,610
Ratio of net expenses
to average net assets:
Before expense
reimbursement and waivers	1.68%	1.80%	1.96%	1.80%	2.17%
After expense
reimbursement and waivers	1.36%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income
to average net assets:
Before expense
reimbursement and waivers	0.42%	0.41%	(0.04%)	(0.31%)	(0.60%)
After expense
reimbursement and waivers	0.73%	0.71%	0.42%	(0.01%)	0.07%
Portfolio turnover rate	10%	11%	34%	27%	31%

# Amount is less than $0.01 per share.
1 Total return reflects reinvested dividends but does not reflect the impact of taxes.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS October 31, 2007

1. ORGANIZATION

Fort Pitt Capital Total Return Fund (the Fund) is a series of Fort Pitt Capital Funds, a statutory trust organized in the state of Delaware on August 17, 2001 (the Trust). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is authorized to issue multiple series and classes of shares. The Fund is currently the sole series of the Trust and is classified as a “diversified” series, as defined in the 1940 Act. The Fund commenced operations on December 31, 2001.

The investment goal of the Fund is to seek long-term capital appreciation and income.  The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks of domestic (U.S.) companies and fixed income investments.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).

(a)	Investment Valuation

Securities that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. If no sale is reported at that time, the mean of the last bid and asked price is used. Securities listed on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price. When market quotations for options positions held by the Fund are readily available, those positions will be valued based upon such quotations. Other securities for which no quotations are readily available or for which the Advisor has reason to question the validity of quotations received are valued at fair value as determined in good faith under the supervision of the Board of Trustees. Short-term securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

(b)	Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes.  Therefore, no Federal income tax provision is required.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. A tax position that meets the more likely than not threshold is measured to determine the amount of benefit or expense to recognize in the financial statements.  Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and whether it will have any impact on the Fund’s financial statements.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

In September, 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

(c)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(d)	Distribution to Shareholders

The Fund intends to distribute to its shareholders any net investment income and any net realized long or short-term capital gains, if any, at least annually. All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.

(e)	Reclassification of Capital Accounts:

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended October 31, 2007, the Fund decreased accumulated net realized gain on investments by $122, increased undistributed net investment income by $258, and decreased paid-in capital by $136, due to certain permanent book and tax differences.

The tax character of distributions paid during the years ended October 31, 2007 and 2006 were as follows:

	2007	2006
Ordinary Income	$297,696	$232,877
Long Term Capital Gain	$1,308,641	$1,330,067

As of October 31, 2007, the components of capital on a tax basis were as follows:
Cost of investments(a)	$37,990,622
Gross unrealized appreciation	14,146,303
Gross unrealized depreciation	(1,338,590)
Net unrealized appreciation	$12,807,713
Undistributed ordinary income	313,956
Undistributed long-term capital gain	1,144,246
Total distributable earnings	$1,458,202
Total accumulated earnings/losses	$14,265,915

(a)  At October 31, 2007, the basis of investments for federal income tax purposes differs from the cost for financial reporting purposes due to the tax deferral of losses on wash sales.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the trade date.  The cost of securities sold is determined on a specific identification basis.  Interest income is recorded on the accrual basis.  Dividend income is recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

(g)	Share Valuation

The net asset value (NAV) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.  The Fund charges a 2.00% redemption fee on shares held less than six months.  This fee is deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund will retain the fee charged as paid-in-capital and such fees become part of that Fund’s daily NAV calculation.

3. INVESTMENT TRANSACTIONS

During the year ended October 31, 2007, the aggregate purchases and sales of securities (excluding short-term) were:

Purchases	$8,221,243
Sales	$4,287,706

4. INVESTMENT ADVISOR

The Trust has an Investment Advisory Agreement (the Agreement) with Fort Pitt Capital Group, Inc. (the “Advisor”), with whom certain officers of the Trust are affiliated, to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Advisor receives a fee, computed daily and payable monthly, at 1.00% of the Fund’s average daily net assets up to $100 million, 0.90% from $100 million to $1 billion and 0.80% over $1 billion. Additionally, the Advisor has agreed to waive, through May 17, 2008, all or a portion of the advisory fee, and to assume at its own expense certain expenses otherwise payable by the Fund in order to limit the Fund’s total annual operating expenses to: (a) 1.50% through April 30, 2007; and (b) 1.24% on and after May 1, 2007.

For the year ended October 31, 2007, the Fund incurred advisory fees of $475,007 and waived/reimbursed expenses of $149,386 for a net advisory fee of $325,621. Any such waiver is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. The Advisor may recapture a portion of the above amount no later than the dates as stated below:

	October 31,
2008	2009	2010
$127,733	$112,793	$149,386

Fort Pitt Capital Total Return Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and
Board of Trustees of
Fort Pitt Capital Funds

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fort Pitt Capital Total Return Fund, a series of shares of Fort Pitt Capital Funds, as of October 31, 2007 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fort Pitt Capital Total Return Fund as of October 31, 2007 the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania December 14, 2007

Fort Pitt Capital Total Return Fund

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

The business and affairs of the Fund are managed under the direction of the Trust’s Board of Trustees.  Information pertaining to the Trustees and Officers of the Trust is set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years.  The SAI includes additional information about the Trust’s officers and trustees and is available, without charge, upon request.

Independent Trustees
				# of Funds	Other
		Term of Office		in complex	Directorships
Name,	Position Held	and Length of	Principal Occupation	overseen	Held by
Birthdate and Address	with the Trust	Time Served	During Past Five Years	by Trustee	Trustee

Peter R. Anderson	Trustee	Indefinite	Retired. Formerly Senior Vice	1	Not
c/o Fort Pitt Capital		Term	President, Federated Research		Applicable
Group, Inc.			Corporation (an investment
680 Andersen Drive			manager).
Foster Plaza Ten
Pittsburgh, PA 15220
Birthdate: 2/9/31

Robert J. Dickson	Trustee	Indefinite	Private Investor. Managing Director	1	Not
c/o Fort Pitt Capital		Term	of Dickson Consulting and Chief		Applicable
Group, Inc.			Financial Officer of Cardiac
680 Andersen Drive			Assist, Inc. Formerly Vice
Foster Plaza Ten			President – Finance and CFO,
Pittsburgh, PA 15220			TRACO (a manufacturer &
Birthdate: 7/23/49			distributor of windows, doors,
etc.) 2001-2003; Formerly Vice
President & Treasurer, Carpenter
Technology Corp. (a manufacturer
of specialty metals); Formerly
Senior Vice President & Chief
Financial Operator, Dynamet, Inc.
(a titanium processor).
Ronald V. Pellegrini, M.D.	Trustee	Indefinite	Chief of Adult Cardiothoracic	1	Not
c/o Fort Pitt Capital		Term	Surgery, UPMC - Passavant		Applicable
Group, Inc.			Hospital (July 2002-Present).
680 Andersen Drive
Foster Plaza Ten
Pittsburgh, PA 15220
Birthdate: 5/23/36
Interested Trustees and Officers

Douglas W. Kreps	Trustee,	Indefinite	Managing Director of Fort	1	Not
Fort Pitt Capital	Chairman	Term	Pitt Capital Group, Inc.		Applicable
Group, Inc.	& President
680 Andersen Drive
Foster Plaza Ten
Pittsburgh, PA 15220
Birthdate: 1/4/69

Fort Pitt Capital Total Return Fund

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited) (Continued)

Interested Trustees and Officers (Continued)
				# of Funds	Other
		Term of Office		in complex	Directorships
Name,	Position Held	and Length of	Principal Occupation	overseen	Held by
Birthdate and Address	with the Trust	Time Served	During Past Five Years	by Trustee	Trustee

Charles A. Smith	Executive	Indefinite	Chief Investment Officer of Fort	1	Not
Fort Pitt Capital	Vice	Term	Pitt Capital Group, Inc.		Applicable
Group, Inc.	President
680 Andersen Drive	& Treasurer
Foster Plaza Ten
Pittsburgh, PA 15220
Birthdate: 12/8/59

Robin M. Miller	Chief	Indefinite	Chief Compliance Officer of Fort	None	Not
Fort Pitt Capital	Compliance	Term	Pitt Capital Group, Inc. (August		Applicable
Group, Inc.	Officer	Since	2004-present); Chief Compliance
680 Andersen Drive	& Secretary	September	Officer of Allegheny Investments
Foster Plaza Ten		2004	(2002-2004).
Pittsburgh, PA 15220
Birthdate: 9/8/65

FEDERAL TAX INFORMATION (Unaudited)

The Fund designates $1,308,641 as long-term capital gain dividends for the fiscal year ended October 31, 2007, pursuant to Section 852(b)(3)(C) of the Internal Revenue Code (“Code”).

The Fund designates 100% of the ordinary income dividends for the fiscal year ended October 31, 2007 as qualified dividend income for purposes of the maximum rate under Section 1(h)(11), pursuant to Section 854(b)(2) of the Code.

The Fund designates 100% of the ordinary income dividends for the fiscal year ended October 31, 2007 as qualifying for the corporate dividends received deduction under Section 243, pursuant to Section 854(b)(2) of the Code.

The Fund designates 23.03% of the ordinary income dividends for the fiscal year ended October 31, 2007 as interest-related dividends, pursuant to Section 871(k)(1)(C) of the Code.

The Fund designates $0 as short-term capital gain dividends for the fiscal year ended October 31, 2007, pursuant to Section 871(k)(2)(C) of the Code.

FORT PITT CAPITAL TOTAL RETURN FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-688-8775

INVESTMENT ADVISOR
Fort Pitt Capital Group, Inc.
680 Andersen Drive
Foster Plaza Ten
Pittsburgh, Pennsylvania 15220

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

ADMINISTRATOR, FUND ACCOUNTANT &
TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 N. River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

LEGAL COUNSEL TO THE TRUST
Metz Lewis, LLC
11 Stanwix Street, 18th Floor
Pittsburgh, Pennsylvania 15222

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES
Stradley Ronon Stevens & Young LLP
One Commerce Square, Suite 2600
Philadelphia, Pennsylvania 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

The Fund’s Proxy Voting Policies and Procedures are available without charge upon request by calling 1-866-688-8775.  Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2007 is available by calling 1-866-688-8775 and on the SEC’s website at www.sec.gov.

The Fund’s complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling 1-866-688-8775 and on the SEC’s website at www.sec.gov.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-866-688-8775.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Robert J. Dickson is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” provided by the principal accountant were qualified dividend income testing. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees and tax fees by the principal accountant.

	FYE 10/31/2007	FYE 10/31/2006
Audit Fees	$13,200	$12,500
Tax Fees	$2,600	$2,500
All Other Fees	$0	$250

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2007	FYE 10/31/2006
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fort Pitt Capital Funds

By (Signature and Title)*   /s/ Douglas W. Kreps
                                                      Douglas W. Kreps, President

Date    1/7/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant) Fort Pitt Capital Funds

By (Signature and Title)* /s/ Douglas W. Kreps
                                                    Douglas W. Kreps, President

Date 1/7/2008

* Print the name and title of each signing officer under his or her signature.